DESCRIPTION OF TC ENERGY'S BUSINESS (Details)		12 Months Ended
	Oct. 01, 2024 shares	Dec. 31, 2024 plant segment mi km Bcf
Segment Reporting Information [Line Items]
Number of business segments in which the entity operates (in segments) | segment		4
TC Energy | Common shares
Segment Reporting Information [Line Items]
Spinoff of Liquids Pipelines business (in shares) | shares	1
South Bow Canadian Infrastructure Holdings Ltd | Common shares
Segment Reporting Information [Line Items]
Spinoff of Liquids Pipelines business (in shares) | shares	0.2
Canadian Natural Gas Pipelines
Segment Reporting Information [Line Items]
Investments of regulated natural gas pipelines (in kilometers) | km		41,121
Investments of regulated natural gas pipelines (in miles) | mi		25,552
U.S. Natural Gas Pipelines
Segment Reporting Information [Line Items]
Investments of regulated natural gas pipelines (in kilometers) | km		49,681
Investments of regulated natural gas pipelines (in miles) | mi		30,870
Investments of regulated natural gas storage facilities (in billion cubic feet) | Bcf		532
Mexico Natural Gas Pipelines
Segment Reporting Information [Line Items]
Investments of regulated natural gas pipelines (in kilometers) | km		2,885
Investments of regulated natural gas pipelines (in miles) | mi		1,791
Power and Energy Solutions
Segment Reporting Information [Line Items]
Number of electrical power generation plants (in plants) | plant		4,650
Non-regulated natural gas storage facilities (in billion cubic feet) | Bcf		118